Finance income and expense - Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Returns on fixed deposits and equity securities	$ 1	$ 1	$ 10
Returns on short-term deposits	40	122	86
Fair value gains on debt and interest rate swaps	4	7
Discount unwind on other long-term assets	6	20	6
Interest income on income tax balances	36	22	36
Total	87	172	138
Finance expense
Interest on debt and commercial paper	(669)	(698)	(673)
Interest on overdrafts, lease liabilities and other financing costs	(67)	(74)	(68)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(37)	(53)	(52)
Net exchange losses	(34)	(30)	(51)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(278)	(356)	(416)
Discount unwind on other long-term liabilities	(219)	(213)	(154)
Fair value losses on debt and interest rate swaps			(2)
Interest expense on income tax balances	(2)	(8)	(3)
Total	(1,306)	(1,432)	(1,419)
Net finance expense	(1,219)	(1,260)	(1,281)
Acerta Pharma
Finance expense
Discount unwind on other long-term liabilities	$ (151)	$ (136)	$ (133)